Business Combination - Schedule of Purchase Price Allocation (Details) (10-K 2019)	Jun. 27, 2018 USD ($)
Business Combinations [Abstract]
Cash and cash equivalents	$ 71,016
Other current assets	48,793
Non-current assets	220,634
Current liabilities	(340,141)
Total purchase price	$ 302